UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Red Rocks Capital LLC
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Address:  25188 Genesee Trail Road, Suite 250
          ---------------------------------
          Golden, CO  80401
          ---------------------------------

13F File Number:  28-14056
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew R. Luoma
        ---------------------------------------------------
Title:  Chief Financial Officer
        ---------------------------------------------------
Phone:  (303) 679-8252
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Matthew R. Luoma        Golden, CO              November 14, 2011
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     10
                                            ---------------------
Form 13F Information Table Value Total:     153,698
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
                                       2

                                                     RED ROCKS CAPITAL LLC
                                                       As of 9/30/2011

            ITEM 1               ITEM 2          ITEM 3     ITEM 4          ITEM 5              ITEM 6    ITEM 7       ITEM 8
---------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer       Title of class       CUSIP     Value    Shares/                  Investment  Other   Voting Authority
                                                           (x$1000)  Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
---------------------------  -----------------  ---------  -------- -------   ------ -------- ---------- -------- ---- ------ ----
AMERICAN CAPITAL LTD             COM            02503Y103     1,400    205,230  SH              SOLE              205,230
APOLLO GLOBAL MANAGEMENT         COM            037612306    15,587  1,522,121  SH              SOLE            1,522,121
BLACKSTONE GROUP LP              COM            09253U108    30,342  2,532,700  SH              SOLE            2,532,700
BROOKFIELD ASSET MGMT-CLA        COM            112585104    12,301    446,500  SH              SOLE              446,500
BROOKFIELD INFRASTRUCTURE      NEW COM          G16252101    15,152    622,529  SH              SOLE              622,529
  PARTNERS LP
ICG GROUP INC                    COM            44928D108    12,297  1,335,112  SH              SOLE            1,335,112
KKR & CO. L.P.                   COM            48248M102    30,571  2,939,516  SH              SOLE            2,939,516
LEUCADIA NATL CORP COM           COM            527288104    13,669    602,680  SH              SOLE              602,680
SAFEGUARD SCIENTIFICS INC.       COM            786449207    18,712  1,247,478  SH              SOLE            1,247,478
THL CREDIT INC                   COM            872438106     3,667    335,798  SH              SOLE              335,798
TOTAL                                                       153,698